Document and Entity Information	Mar. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2024
Trading Symbol	BIOL
Entity Registrant Name	BIOLASE, INC
Entity Central Index Key	0000811240
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity File Number	001-36385
Entity Tax Identification Number	87-0442441
Entity Address, Address Line One	27042 Towne Centre Drive
Entity Address, Address Line Two	Suite 270
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92610
City Area Code	(949)
Local Phone Number	361-1200
Entity Incorporation, State or Country Code	DE
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false